MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable securities unrealized gain position		$ 5.0	$ 41.6
Allowance for credit loss recorded in period	$ 0.0	$ 0.0	$ 0.0